Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance			$ 12,796
Prepaid expenses and other current assets, net		$ 392	$ 405
Ordinary shares, par value	[1]
Ordinary shares, shares authorized	[1]	Unlimited	Unlimited
Ordinary shares, shares issued	[1]	28,970,077	28,866,017
Ordinary shares, shares outstanding	[1]	28,970,077	28,866,017

[1]	Giving retroactive effect to the one-for-sixteen reverse split on June 27, 2022 and one-for-twelve reverse split on October 10, 2023